CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Series A Preferred Stock & Warrants (Details) - USD ($)			1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	May 15, 2014	May 14, 2014	Apr. 30, 2016	Jan. 31, 2016	Jun. 30, 2015	Apr. 30, 2015	Jul. 31, 2015	Jan. 31, 2016	Dec. 31, 2014	Jul. 31, 2016	Mar. 31, 2015
Equity
Proceeds from warrant exercises							$ 1,512,000	$ 1,487,000
Incremental fair value of warrants							$ 436,000	$ 436,000
Adjustment to paid-in capital, warrant fair value									$ 204,000
Public Offering
Equity
Number of shares of common stock subject to warrant			1,952,000
Warrants exercise price			$ 1.20
Issuance of common stock, net of expenses of $2,500 (in shares)			3,600,000		3,636,384
Warrant | Public Offering | Underwriters
Equity
Number of shares of common stock subject to warrant					109,091
Warrants exercise price					$ 2.75
Warrants expiration term					5 years
Series A Warrant | Warrant
Equity
Number of shares of common stock subject to warrant									2,042,589
Warrants exercise price									$ 3.70
Adjustment to paid-in capital, warrant fair value									$ 845,000
Dividend rate									0.00%
Contractual term									5 years
Expected volatility									88.80%
Series A Warrant | Warrant | Minimum
Equity
Risk-free rate									1.60%
Series A Warrant | Warrant | Maximum
Equity
Risk-free rate									4.00%
Series A Convertible Redeemable Preferred Stock
Equity
Number of shares sold									4,207,987
Series A Convertible Redeemable Preferred Stock | Public Offering
Equity
Number of common shares into which share is convertible					4,319,426
Series A Convertible Redeemable Preferred Stock | Subscription Agreement
Equity
Number of shares sold									4,207,987
Series A Convertible Redeemable Preferred Stock | Series A Warrant
Equity
Number of shares of common stock subject to warrant				564,662				564,662
Proceeds from warrant exercises				$ 1,411,655				$ 1,411,655
Incremental fair value of warrants						$ 436,000
Series A Convertible Redeemable Preferred Stock | Series A Warrant | Actual
Equity
Warrants exercise price						$ 2.50
Series A Convertible Redeemable Preferred Stock | Series A Warrant | Previously Reported
Equity
Warrants exercise price						$ 3.70					$ 3.70
Series A Convertible Redeemable Preferred Stock | Series A Warrant | Public Offering
Equity
Offering price per share that triggers the issuance of additional shares related to the public offering					$ 3.125
Percentage of public offering price					80.00%
Issuance of common stock, net of expenses of $2,500 (in shares)					77,006
Series A Convertible Redeemable Preferred Stock | Series A Warrant | Warrant
Equity
Number of shares of common stock subject to warrant				1,661,055				1,661,055		1,661,055
Dividend rate						0.00%
Risk-free rate						1.60%
Expected volatility						85.90%
Series A Convertible Redeemable Preferred Stock | Series A Warrant | Warrant | Minimum
Equity
Contractual term						4 years
Series A Convertible Redeemable Preferred Stock | Series A Warrant | Warrant | Maximum
Equity
Contractual term						5 years
Series A Convertible Redeemable Preferred Stock | Service Provider Warrant | Warrant
Equity
Number of shares of common stock subject to warrant	316,395
Warrants exercise price	$ 2.035
Warrant expense	$ 99,000
Series A Convertible Redeemable Preferred Stock | Convertible Debt Warrant | Warrant
Equity
Conversion of convertible notes payable to common stock (in shares)					54,054
Number of shares of common stock subject to warrant		343,559		289,505				289,505		289,505
Warrants exercise price		$ 1.85
Adjustment to paid-in capital, warrant fair value		$ 105,000
Contractual term	5 years	5 years